Subsequent Event (Details) (SWS, USD $)	Mar. 31, 2014	Jan. 09, 2014
Subsequent event
Acquisition price (in dollars per share)	$ 7.88
Subsequent event
Subsequent event
Acquisition price (in dollars per share)	$ 7.88	$ 7.00
Consideration in cash (as a percent)		50.00%
Consideration in common stock (as a percent)		50.00%